Sohu.com Limited Shareholders' Equity (Fox Video Share-based Awards, Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 04, 2012	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 708,000	$ 4,939,000	$ 8,578,000
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Share Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options			16,368,200
Installments of share options granted			four equal installments
Number of shares purchased on vested options			4,972,800
Share-based compensation expense			$ 0	$ (1,000,000)
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Fox Video Share-based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding shares eligible to be authorized or issue	10.00%
Plan expiration date	Jan. 04, 2022
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Fox Video Share-based Awards [Member] | Maximum [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	25,000,000